Trade Accounts and Other Receivables - Summary of Trade Accounts and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Text Block [Abstract]
Accounts and notes receivables	¥ 2,301,976	¥ 2,112,153	¥ 2,401,348
Other receivables	688,352	559,884	569,762
Allowance for doubtful accounts	(31,586)	(23,676)	(16,493)
Total	¥ 2,958,742	¥ 2,648,360	¥ 2,954,617